Restriction on Cash and Due From Banks (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Restriction on Cash and Due From Banks
Cash Reserve Deposit Required and Made	$ 5.8	$ 2.7